Cover Page	Apr. 19, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	Coinbase Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Entity Central Index Key	0001679788
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31